Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expenses [Abstract]
Current tax	$ 111,086	$ 123,237